ACCRUED EXPENSES AND OTHER ACCOUNTS PAYABLE (Tables)	12 Months Ended
Dec. 31, 2013
ACCRUED EXPENSES AND OTHER ACCOUNTS PAYABLE [Abstract]
Schedule of Accrued Expenses and Other Accounts Payable
	December 31,
	2012	2013

Employees and payroll accruals	$342	$480
Government authorities	303	82
Accrued vacation pay	169	170
Advance on account of sale of an affiliate	369	-
Accrued expenses	1,418	418
Factoring advance payments	149	151
Other	-	33

	$2,750	$1,334